RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2014
RESTRUCTURING COSTS [Abstract]
Schedule of restructuring accruals
$

Payroll and share-based compensation expenses	1,993
Lease facilities and related expenses	1,248
Property and equipment impairment	632
Other	108

Total restructuring costs	3,981